Receivables (Details) - Schedule of Receivables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Receivables [Abstract]
Trade accounts receivable	$ 13,691	$ 10,693
Vendor rebates receivable	8,514	11,189
Other receivables	5,951	2,660
Total receivables	28,156	24,542
Less allowance for doubtful accounts	(1,506)	(1,011)
Total receivables, net	$ 26,650	$ 23,531